UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

SFR JV-1 2020-1 DEPOSITOR LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period April 1, 2026 to June 30, 2026

Date of Report (Date of earliest event reported) July 13, 2026

Commission File Number of securitizer: 025-05119

Central Index Key Number of securitizer: 0001804024

Thomas G. Walsh, Telephone: (714) 689-6197

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [x]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

May 21, 2026 was the date of the last payment on the last asset-backed security outstanding that was issued by or issued by an affiliate of the securitizer.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SFR JV-1 2020-1 DEPOSITOR LLC
(Depositor)

By:	/s/ Thomas G. Walsh
Name:	Thomas G. Walsh
Title:	Vice President

Date: July 13, 2026